UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D/A

                        Amendment No. 1

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 March 02, 2008 to April 01, 2008

 Commission File Number of issuing entity: 333-139693-22

 Lehman Mortgage Trust 2008-2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-139693

 Structured Asset Securities Corporation
 (Exact name of depositor as specified in its charter)

 Lehman Brothers Holdings Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 Not Applicable
 (I.R.S. Employer Identification No.)

 745 Seventh Avenue
 New York, NY                                                      10019
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (212) 526-7000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  1-A1                                 _____    _____     __X___   ____________
  1-A2                                 _____    _____     __X___   ____________
  1-A3                                 _____    _____     __X___   ____________
  1-A4                                 _____    _____     __X___   ____________
  1-A5                                 _____    _____     __X___   ____________
  1-A6                                 _____    _____     __X___   ____________
  1-A7                                 _____    _____     __X___   ____________
  1-A8                                 _____    _____     __X___   ____________
  1-A9                                 _____    _____     __X___   ____________
  1-A10                                _____    _____     __X___   ____________
  1-A11                                _____    _____     __X___   ____________
  1-A12                                _____    _____     __X___   ____________
  1-A13                                _____    _____     __X___   ____________
  1-A14                                _____    _____     __X___   ____________
  1-A15                                _____    _____     __X___   ____________
  1-A16                                _____    _____     __X___   ____________
  1-A17                                _____    _____     __X___   ____________
  AP                                   _____    _____     __X___   ____________
  B1                                   _____    _____     __X___   ____________
  B2                                   _____    _____     __X___   ____________
  B3                                   _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

On July 23, 2008, a revision was made to the April 25, 2008 distribution to the certificateholders of Lehman Mortgage Trust 2008-2. This revision was due to a misallocation of funds among the Class 1-A6, 1-A7 and 1-A11 exchangeable certificates after an exchange took effect for the April 25, 2008 distribution.

 The revised distribution report is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b), Exhibit 99.1 for the related information.

 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

      (99.1) Amended monthly report distributed to holders of the certificates issued by Lehman Mortgage Trust 2008-2, relating to the April 25, 2008 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Lehman Mortgage Trust 2008-2
 (Issuing Entity)


 Aurora Loan Services LLC
 (Master Servicer)


 /s/ Michele Olds
 Michele Olds, Vice President Servicer Oversight

 Date: July 29, 2008


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Amended monthly report distributed to holders of the certificates issued by Lehman Mortgage Trust 2008-2, relating to the April 25, 2008 distribution.